Leases - Additional information (Details) € in Millions, ¥ in Millions	1 Months Ended		12 Months Ended
	Jan. 31, 2020 CNY (¥)	Jan. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of quantitative information about right-of-use assets [line items]
Cash outflow for leases			€ 1.6
Office and laboratory space in Zwijnaarde, Belgium
Disclosure of quantitative information about right-of-use assets [line items]
Lease extension term			3 years
Office space in Boston, Massachusetts
Disclosure of quantitative information about right-of-use assets [line items]
Lease extension term			5 years
Office space in Tokyo, Japan
Disclosure of quantitative information about right-of-use assets [line items]
Cash outflow for leases	¥ 233.5	€ 1.9
Minimum | Office space in Tokyo, Japan
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	3 years 2 months	3 years 2 months